annual report 2003 Zurich Zurich ARCHWAY SM Zurich Preferred Preferred Plus VARIABLE ANNUITY VARIABLE ANNUITY VARIABLE ANNUITY

Includes annual reports for:
  The Alger American Fund
  American Century Variable Portfolios, Inc.
  Credit Suisse Trust
  Dreyfus Investment Portfolios
  The Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Variable Investment Fund
  Fidelity Variable Insurance Products Fund
  INVESCO Variable Investment Funds, Inc.
  J.P. Morgan Series Trust II
  Janus Aspen Series
  Oppenheimer Variable Account Funds
  Scudder Variable Series I
  Scudder Variable Series II

See Prospectus Supplements on Next Page.

Zurich Archway SM, Zurich Preferred®, and Zurich Preferred Plus® are variable annuity contracts issued be Kemper Investors Life Insurance Company, a Zurich Life company, Schaumburg, IL. Securities distributed by Investors Brokerage Services, Inc.

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Kemper Investors Life Insurance Company

Administrative Office

1600 McConnor Parkway

Schaumburg, IL 60196-6801

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